UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22649

Name of Fund:  iShares U.S. ETF Trust

Fund Address:   c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105

Name and address of agent for service:  The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: 07/31/2024

Date of reporting period: 07/31/2024

Item 1 – Reports to Stockholders
(a)    The Reports to Shareholders are attached herewith.

iShares U.S. Consumer Focused ETF

IEDI | Cboe BZX

Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares U.S. Consumer Focused ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Consumer Focused ETF	$20	0.18%

How did the Fund perform last year?

  The consumer discretionary sector was driven by inflation expectations during the reporting period, beginning with persistent inflation, rapid rate hikes, and the potential for a U.S. recession then rallying on dovish remarks from the U.S. Federal Reserve Bank at the end of 2023.

  However, the performance of consumer discretionary stocks lagged that of the broader market as inflation proved to be stickier than expected, and consumer confidence failed to recover in line with investor confidence.

  Investors’ persistent enthusiasm for artificial intelligence (“AI”) was the primary driver of market returns. While the enthusiasm may have contributed to broad stock price increases, the largest increases were reserved for big technology companies that were best positioned to harness the new technology, leaving less exposed and smaller-capitalized companies to underperform.

What contributed to performance?

Within consumer discretionary stocks, a preference for experiences over goods led select fast-casual food chains to deliver strong performance. The influence of generative AI helped companies with a greater claim to benefit from the technology regardless of their main business. A large technology company with services ranging from e-commerce to cloud computing particularly gained due to its position as a leader in the AI space.

What detracted from performance?

An athletic gear company was the largest detractor from the Fund’s return during the reporting period. The company’s stock price has been challenged as investors preferred to spend their discretionary dollars on experiences over physical goods. Following similar trends, a budget retailer was the second largest detractor.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: March 21, 2018 through July 31, 2024

Initial investment of $10,000

	Fund	S&P Total Market Index
Mar 18	9,884	9,736
Apr 18	10,112	9,770
May 18	10,216	10,046
Jun 18	10,538	10,113
Jul 18	10,796	10,451
Aug 18	11,415	10,814
Sep 18	11,506	10,832
Oct 18	10,743	10,029
Nov 18	10,864	10,230
Dec 18	9,978	9,276
Jan 19	10,747	10,075
Feb 19	11,043	10,429
Mar 19	11,391	10,579
Apr 19	11,848	11,000
May 19	11,024	10,290
Jun 19	11,845	11,011
Jul 19	12,062	11,173
Aug 19	12,058	10,947
Sep 19	12,285	11,136
Oct 19	12,350	11,373
Nov 19	12,617	11,803
Dec 19	12,936	12,143
Jan 20	12,849	12,128
Feb 20	11,890	11,135
Mar 20	10,356	9,597
Apr 20	11,984	10,870
May 20	12,810	11,453
Jun 20	13,198	11,717
Jul 20	14,247	12,379
Aug 20	15,637	13,269
Sep 20	15,261	12,781
Oct 20	14,873	12,508
Nov 20	16,399	14,037
Dec 20	16,779	14,667
Jan 21	16,494	14,620
Feb 21	16,637	15,088
Mar 21	17,446	15,613
Apr 21	18,493	16,415
May 21	18,128	16,489
Jun 21	18,709	16,907
Jul 21	18,994	17,198
Aug 21	19,367	17,690
Sep 21	18,514	16,887
Oct 21	19,578	18,021
Nov 21	19,817	17,756
Dec 21	20,371	18,430
Jan 22	18,694	17,324
Feb 22	18,130	16,888
Mar 22	18,525	17,435
Apr 22	17,164	15,863
May 22	16,151	15,831
Jun 22	14,757	14,500
Jul 22	16,592	15,860
Aug 22	16,121	15,261
Sep 22	14,825	13,838
Oct 22	15,824	14,968
Nov 22	16,809	15,758
Dec 22	15,659	14,831
Jan 23	16,909	15,865
Feb 23	16,177	15,498
Mar 23	16,489	15,905
Apr 23	16,903	16,065
May 23	16,391	16,135
Jun 23	17,647	17,240
Jul 23	18,242	17,861
Aug 23	17,873	17,511
Sep 23	16,867	16,672
Oct 23	16,691	16,224
Nov 23	18,148	17,747
Dec 23	19,458	18,697
Jan 24	19,625	18,904
Feb 24	21,358	19,933
Mar 24	21,916	20,577
Apr 24	20,534	19,669
May 24	21,062	20,603
Jun 24	21,498	21,244
Jul 24	21,629	21,635

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	18.57%	12.39%	12.89%
Fund Market...
	18.77	12.38	12.88
S&P Total Market Index...
	21.10	14.13	12.90

Key Fund statistics

Net Assets...
$21,997,586
Number of Portfolio Holdings...
203
Net Investment Advisory Fees...
$36,584
Portfolio Turnover Rate...
15%

The inception date of the Fund was March 21, 2018. The first day of secondary market trading was March 23, 2018.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2024)

Industry allocation

Ten largest holdings

Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Specialty Retail...
34.7%
Consumer Staples Distribution & Retail...
22.8
Hotels, Restaurants & Leisure...
16.9
Broadline Retail...
9.2
Textiles, Apparel & Luxury Goods...
3.3
Financial Services...
2.1
Commercial Services & Supplies...
1.3
Trading Companies & Distributors...
1.2
Ground Transportation...
1.0
Interactive Media & Services...
0.9
OtherFootnote Reference(b)...
6.6
Security	Percent of Total InvestmentsFootnote Reference(a)
Home Depot, Inc. (The)...
12.2%
Costco Wholesale Corp...
8.5
Amazon.com, Inc...
8.3
Walmart, Inc...
7.0
Lowe's Cos., Inc...
4.2
TJX Cos., Inc. (The)...
4.2
Chipotle Mexican Grill, Inc...
3.4
O'Reilly Automotive, Inc...
2.5
Target Corp...
2.2
Ross Stores, Inc...
2.1
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest industries are presented. Additional industries are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc or its affiliates. All Rights Reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Consumer Focused ETF

Annual Shareholder Report — July 31, 2024

IEDI-07/24-AR

iShares U.S. Tech Independence Focused ETF

IETC | Cboe BZX

Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares U.S. Tech Independence Focused ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Tech Independence Focused ETF	$21	0.18%

How did the Fund perform last year?

  Generative artificial intelligence (“AI”) was a significant driver of market returns during the reporting period, particularly among firms providing the hardware or software that empowers AI delivery and utilization. These firms have been led by large technology companies, Mega-cap companies accounted for a vast majority of the sector’s gains relative to mid- and smaller-capitalized companies.

  Technology firms continued to receive fiscal support from legislation passed in 2022, empowering the United States to capitalize on the emergence of new technologies and deliver self-sufficiency in innovation and production.

  The U.S. Federal Reserve Bank (“Fed”) kept interest rates steady throughout the reporting period. A global risk-on rally started when Chairman Powell signaled rates had peaked at the end of 2023, fueling hopes for a soft landing (an economic outcome in which inflation slows to the Fed’s 2% target while growth remains positive).

What contributed to performance?

The two largest individual contributors to the Fund’s return during the reporting period were U.S. companies offering semiconductor and infrastructure software solutions. Both companies benefited from the ongoing AI trend as developers of the chips and software used in emerging technology development.

What detracted from performance?

Two of the largest individual detractors from the Fund’s return during the reporting period were data storage and management solution providers. Like their peers supplying the tools to harness AI, their stocks traded at high multiples, but weakened earnings guidance provided by the firms during the period caused stock prices to fall.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: March 21, 2018 through July 31, 2024

Initial investment of $10,000

	Fund	S&P Total Market Index
Mar 18	9,598	9,736
Apr 18	9,699	9,770
May 18	10,321	10,046
Jun 18	10,351	10,113
Jul 18	10,600	10,451
Aug 18	11,418	10,814
Sep 18	11,379	10,832
Oct 18	10,277	10,029
Nov 18	10,237	10,230
Dec 18	9,396	9,276
Jan 19	10,283	10,075
Feb 19	10,762	10,429
Mar 19	11,222	10,579
Apr 19	11,951	11,000
May 19	11,042	10,290
Jun 19	11,828	11,011
Jul 19	12,219	11,173
Aug 19	11,942	10,947
Sep 19	11,959	11,136
Oct 19	12,331	11,373
Nov 19	12,949	11,803
Dec 19	13,378	12,143
Jan 20	13,985	12,128
Feb 20	13,079	11,135
Mar 20	11,949	9,597
Apr 20	13,796	10,870
May 20	14,782	11,453
Jun 20	15,717	11,717
Jul 20	16,759	12,379
Aug 20	18,509	13,269
Sep 20	17,484	12,781
Oct 20	16,977	12,508
Nov 20	18,758	14,037
Dec 20	19,606	14,667
Jan 21	19,503	14,620
Feb 21	19,849	15,088
Mar 21	20,044	15,613
Apr 21	21,498	16,415
May 21	21,234	16,489
Jun 21	22,729	16,907
Jul 21	23,503	17,198
Aug 21	24,541	17,690
Sep 21	23,063	16,887
Oct 21	24,802	18,021
Nov 21	25,042	17,756
Dec 21	25,444	18,430
Jan 22	23,406	17,324
Feb 22	22,268	16,888
Mar 22	22,963	17,435
Apr 22	19,863	15,863
May 22	19,365	15,831
Jun 22	17,673	14,500
Jul 22	19,739	15,860
Aug 22	18,686	15,261
Sep 22	16,522	13,838
Oct 22	17,194	14,968
Nov 22	18,198	15,758
Dec 22	17,122	14,831
Jan 23	18,523	15,865
Feb 23	18,302	15,498
Mar 23	19,831	15,905
Apr 23	19,806	16,065
May 23	21,876	16,135
Jun 23	23,214	17,240
Jul 23	23,964	17,861
Aug 23	24,019	17,511
Sep 23	22,509	16,672
Oct 23	22,314	16,224
Nov 23	25,093	17,747
Dec 23	26,411	18,697
Jan 24	27,471	18,904
Feb 24	29,432	19,933
Mar 24	30,041	20,577
Apr 24	28,216	19,669
May 24	29,293	20,603
Jun 24	31,901	21,244
Jul 24	31,686	21,635

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	32.22%	20.99%	19.87%
Fund Market...
	32.51	20.97	19.88
S&P Total Market Index...
	21.10	14.13	12.90

Key Fund statistics

Net Assets...
$276,246,175
Number of Portfolio Holdings...
126
Net Investment Advisory Fees...
$364,005
Portfolio Turnover Rate...
31%

The inception date of the Fund was March 21, 2018. The first day of secondary market trading was March 23, 2018.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2024)

Industry allocation

Ten largest holdings

Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Software...
29.6%
Semiconductors & Semiconductor Equipment...
20.2
IT Services...
9.9
Broadline Retail...
9.5
Interactive Media & Services...
6.3
Communications Equipment...
4.9
Capital Markets...
4.1
Technology Hardware, Storage & Peripherals...
3.8
Financial Services...
2.5
Professional Services...
2.3
OtherFootnote Reference(b)...
6.9
Security	Percent of Total InvestmentsFootnote Reference(a)
Amazon.com, Inc...
9.4%
Broadcom, Inc...
9.3
Microsoft Corp...
9.2
NVIDIA Corp...
6.1
Salesforce, Inc...
5.3
Accenture plc, Class A...
5.2
Oracle Corp...
3.7
Apple, Inc...
2.5
Alphabet, Inc., Class A...
2.4
Cisco Systems, Inc...
2.3
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest industries are presented. Additional industries are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc or its affiliates. All Rights Reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Tech Independence Focused ETF

Annual Shareholder Report — July 31, 2024

IETC-07/24-AR

(b)     Not Applicable

Item 2 – Code of Ethics – The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the registrant has not amended the code of ethics and there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.
Item 3 –  Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Richard L. Fagnani
Madhav V. Rajan

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 – Principal Accountant Fees and Services
The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the two series of the registrant for which the fiscal year-end is July 31, 2024 (the “Funds”), and whose annual financial statements are reported in Item 1.
(a) Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $26,600 for the fiscal year ended July 31, 2023 and $26,600 for the fiscal year ended July 31, 2024.
(b) Audit-Related Fees – There were no fees billed for the fiscal years ended July 31, 2023 and July 31, 2024 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.
(c) Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $19,400 for the fiscal year ended July 31, 2023 and $19,400 for the fiscal year ended July 31, 2024. These services related to the review of the Funds’ tax returns and excise tax calculations.
(d) All Other Fees – There were no other fees billed in each of the fiscal years ended July 31, 2023 and July 31, 2024 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $19,400 for the fiscal year ended July 31, 2023 and $19,400 for the fiscal year ended July 31, 2024.
              (h) The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.
               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant
(a)    The following individuals are members of the registrant’s separately designated standing Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Richard L. Fagnani
Laura F. Fergerson
Cecilia H. Herbert
Madhav V. Rajan

(b)    Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies –

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
JULY 31, 2024
2024 Annual Financial
Statements
iShares U.S. ETF Trust
iShares U.S. Consumer Focused ETF | IEDI | Cboe BZX
iShares U.S. Tech Independence Focused ETF | IETC | Cboe BZX

Table of Contents
Page

Important Tax Information
(unaudited)
................................................................................................. 22

Schedule of Investments
July 31, 2024
iShares
®
U.S. Consumer Focused ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Air Freight & Logistics — 0.3%
FedEx Corp. ....................... 119 $ 35,968
United Parcel Service, Inc. , Class B ....... 287 37,416
73,384
Beverages — 0.4%
Brown-Forman Corp. , Class B, NVS ....... 236 10,658
Constellation Brands, Inc. , Class A ........ 299 73,303
83,961
Broadline Retail — 9.2%
Amazon.com, Inc.
(a)
.................. 9,747 1,822,494
Dillard's, Inc. , Class A ................. 16 6,377
eBay, Inc. ......................... 762 42,375
Etsy, Inc.
(a)
........................ 307 19,998
Kohl's Corp. ....................... 835 18,086
Macy's, Inc. ....................... 1,855 32,054
Nordstrom, Inc. ..................... 862 19,680
Ollie's Bargain Outlet Holdings, Inc.
(a)
...... 568 55,460
2,016,524
Building Products — 0.1%
Masco Corp. ....................... 353 27,481
Capital Markets — 0.0%
Robinhood Markets, Inc. , Class A
(a)
........ 314 6,459
Commercial Services & Supplies — 1.3%
Cintas Corp. ....................... 243 185,637
Copart, Inc.
(a)
...................... 1,640 85,821
Driven Brands Holdings, Inc.
(a)
........... 327 4,395
Rollins, Inc. ........................ 250 11,978
Vestis Corp. ....................... 362 4,695
292,526
Consumer Finance — 0.1%
FirstCash Holdings, Inc. ............... 156 17,410
Consumer Staples Distribution & Retail — 22.7%
Albertsons Cos., Inc. , Class A ........... 1,943 38,530
BJ's Wholesale Club Holdings, Inc.
(a)
....... 813 71,511
Casey's General Stores, Inc. ............ 290 112,474
Costco Wholesale Corp. ............... 2,272 1,867,584
Dollar General Corp. ................. 1,838 221,277
Dollar Tree, Inc.
(a)
.................... 1,724 179,882
Grocery Outlet Holding Corp.
(a)
........... 789 15,433
Kroger Co. (The) .................... 4,051 220,780
Performance Food Group Co.
(a)
.......... 610 42,090
Sprouts Farmers Market, Inc.
(a)
........... 772 77,115
Sysco Corp. ....................... 992 76,037
Target Corp. ....................... 3,135 471,535
US Foods Holding Corp.
(a)
.............. 882 47,972
Walgreens Boots Alliance, Inc. ........... 2,081 24,701
Walmart, Inc. ....................... 22,292 1,530,123
4,997,044
Distributors — 0.3%
Genuine Parts Co. ................... 179 26,333
Pool Corp. ........................ 115 43,014
69,347
Diversified Consumer Services — 0.5%
Bright Horizons Family Solutions, Inc.
(a)
..... 173 20,803
Duolingo, Inc. , Class A
(a)
............... 79 13,584
Grand Canyon Education, Inc.
(a)
.......... 36 5,614
H&R Block, Inc. ..................... 623 36,097
Security
Shares
Shares Value
Diversified Consumer Services (continued)
Service Corp. International ............. 331 $ 26,450
102,548
Entertainment — 0.7%
Live Nation Entertainment, Inc.
(a)
......... 349 33,570
Madison Square Garden Sports Corp.
(a)
..... 63 12,626
Netflix, Inc.
(a)
....................... 35 21,992
Take-Two Interactive Software, Inc.
(a)
....... 43 6,473
TKO Group Holdings, Inc. , Class A ........ 81 8,858
Walt Disney Co. (The) ................ 755 70,736
154,255
Financial Services — 2.1%
Block, Inc. , Class A
(a)
................. 1,518 93,934
Mastercard, Inc. , Class A ............... 181 83,932
PayPal Holdings, Inc.
(a)
................ 1,126 74,068
Shift4 Payments, Inc. , Class A
(a) (b)
......... 90 6,191
Toast, Inc. , Class A
(a)
................. 1,303 34,086
Visa, Inc. , Class A ................... 640 170,029
462,240
Food Products — 0.5%
Flowers Foods, Inc. .................. 844 19,007
Freshpet, Inc.
(a)
..................... 204 24,827
General Mills, Inc. ................... 98 6,580
Lancaster Colony Corp. ............... 82 15,831
McCormick & Co., Inc. (Non-Voting) , NVS ... 64 4,928
Tyson Foods, Inc. , Class A ............. 567 34,530
105,703
Ground Transportation — 1.0%
Avis Budget Group, Inc. ............... 46 4,646
Lyft, Inc. , Class A
(a)
................... 1,119 13,484
Uber Technologies, Inc.
(a)
.............. 3,122 201,275
U-Haul Holding Co. , NVS .............. 87 5,545
224,950
Health Care Providers & Services — 0.3%
Chemed Corp. ...................... 11 6,272
McKesson Corp. .................... 79 48,744
55,016
Hotel & Resort REITs — 0.3%
Apple Hospitality REIT, Inc. ............. 546 8,075
Host Hotels & Resorts, Inc. ............. 1,882 32,954
Park Hotels & Resorts, Inc. ............. 297 4,473
Ryman Hospitality Properties, Inc. ........ 169 16,986
62,488
Hotels, Restaurants & Leisure — 16.8%
Airbnb, Inc. , Class A
(a)
................. 784 109,415
Aramark .......................... 855 29,301
Bloomin' Brands, Inc. ................. 600 12,510
Boyd Gaming Corp. .................. 386 23,496
Brinker International, Inc.
(a)
............. 380 25,388
Caesars Entertainment, Inc.
(a)
........... 817 32,639
Carnival Corp.
(a)
..................... 2,322 38,685
Cava Group, Inc.
(a)
................... 488 41,099
Cheesecake Factory, Inc. (The) .......... 359 13,962
Chipotle Mexican Grill, Inc.
(a)
............ 13,633 740,545
Choice Hotels International, Inc.
(b)
......... 180 22,941
Churchill Downs, Inc. ................. 451 64,746
Cracker Barrel Old Country Store, Inc. ...... 213 9,762
Darden Restaurants, Inc. .............. 1,050 153,604
Domino's Pizza, Inc. .................. 246 105,460
DoorDash, Inc. , Class A
(a)
.............. 1,254 138,843
DraftKings, Inc. , Class A
(a)
.............. 1,663 61,448

2024
iShares Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
iShares
®
U.S. Consumer Focused ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Expedia Group, Inc.
(a)
................. 378 $ 48,259
Hilton Grand Vacations, Inc.
(a)
........... 305 13,179
Hilton Worldwide Holdings, Inc. .......... 1,063 228,194
Hyatt Hotels Corp. , Class A ............. 150 22,099
Jack in the Box, Inc. .................. 141 8,381
Light & Wonder, Inc. , Class A
(a)
........... 164 17,581
Marriott International, Inc. , Class A ........ 1,065 242,074
Marriott Vacations Worldwide Corp. ........ 146 12,349
McDonald's Corp. ................... 1,273 337,854
MGM Resorts International
(a)
............ 1,045 44,904
Norwegian Cruise Line Holdings Ltd.
(a)
...... 1,428 26,318
Papa John's International, Inc. ........... 349 15,436
Planet Fitness, Inc. , Class A
(a)
........... 776 57,191
Red Rock Resorts, Inc. , Class A .......... 285 16,245
Royal Caribbean Cruises Ltd.
(a)
.......... 556 87,136
Shake Shack, Inc. , Class A
(a)
............ 250 21,905
Starbucks Corp. ..................... 4,416 344,227
Texas Roadhouse, Inc. ................ 576 100,575
Travel + Leisure Co. .................. 348 16,039
United Parks & Resorts, Inc.
(a) (b)
.......... 152 8,003
Vail Resorts, Inc. .................... 181 32,944
Wendy's Co. (The) ................... 1,164 19,707
Wingstop, Inc. ...................... 304 113,660
Wyndham Hotels & Resorts, Inc. ......... 520 39,374
Wynn Resorts Ltd. ................... 290 24,018
Yum! Brands, Inc. ................... 1,376 182,774
3,704,270
Household Durables — 0.4%
DR Horton, Inc. ..................... 106 19,073
Tempur Sealy International, Inc. .......... 611 31,986
Toll Brothers, Inc. .................... 234 33,394
TopBuild Corp.
(a)
.................... 12 5,742
90,195
Household Products — 0.6%
Clorox Co. (The) .................... 29 3,826
Colgate-Palmolive Co. ................ 241 23,905
Procter & Gamble Co. (The) ............ 711 114,300
142,031
Industrial Conglomerates — 0.1%
Honeywell International, Inc. ............ 56 11,466
Interactive Media & Services — 0.9%
IAC, Inc.
(a)
......................... 223 11,777
Match Group, Inc.
(a)
.................. 377 14,379
Meta Platforms, Inc. , Class A ............ 245 116,333
Pinterest, Inc. , Class A
(a)
............... 933 29,809
Snap, Inc. , Class A, NVS
(a)
............. 1,421 18,928
191,226
IT Services — 0.2%
GoDaddy, Inc. , Class A
(a)
............... 236 34,326
Leisure Products — 0.1%
Mattel, Inc.
(a)
....................... 655 12,635
Machinery — 0.1%
Middleby Corp. (The)
(a)
................ 29 3,932
Parker-Hannifin Corp. ................. 38 21,324
Snap-on, Inc. ...................... 12 3,444
28,700
Security
Shares
Shares Value
Media — 0.1%
Interpublic Group of Cos., Inc. (The) ....... 622 $ 20,010
Omnicom Group, Inc. ................. 71 6,961
26,971
Passenger Airlines — 0.3%
Alaska Air Group, Inc.
(a)
................ 390 14,637
American Airlines Group, Inc.
(a)
........... 858 9,129
Southwest Airlines Co. ................ 1,332 35,884
United Airlines Holdings, Inc.
(a)
........... 290 13,172
72,822
Personal Care Products — 0.3%
Coty, Inc. , Class A
(a)
.................. 1,266 12,597
elf Beauty, Inc.
(a)
.................... 224 38,658
Inter Parfums, Inc. ................... 48 6,752
58,007
Pharmaceuticals — 0.0%
Zoetis, Inc. , Class A .................. 26 4,681
Professional Services — 0.0%
Robert Half, Inc. .................... 165 10,591
Real Estate Management & Development — 0.1%
Zillow Group, Inc. , Class C, NVS
(a)
........ 386 18,798
Residential REITs — 0.1%
Invitation Homes, Inc. ................. 340 11,992
Software — 0.5%
Intuit, Inc. ......................... 179 115,876
Specialized REITs — 0.1%
VICI Properties, Inc. .................. 621 19,412
Specialty Retail — 34.5%
Abercrombie & Fitch Co. , Class A
(a)
........ 165 24,334
Academy Sports & Outdoors, Inc. ......... 659 35,632
Advance Auto Parts, Inc. ............... 361 22,862
American Eagle Outfitters, Inc. ........... 1,235 27,232
Asbury Automotive Group, Inc.
(a)
.......... 115 30,960
AutoNation, Inc.
(a) (b)
.................. 182 34,711
AutoZone, Inc.
(a)
.................... 109 341,572
Bath & Body Works, Inc. ............... 1,801 66,187
Best Buy Co., Inc. ................... 766 66,274
Boot Barn Holdings, Inc.
(a)
.............. 244 32,569
Burlington Stores, Inc.
(a)
............... 586 152,548
CarMax, Inc.
(a)
...................... 1,001 84,524
Carvana Co. , Class A
(a)
................ 393 52,359
Dick's Sporting Goods, Inc. ............. 582 125,916
Five Below, Inc.
(a)
.................... 488 35,497
Floor & Decor Holdings, Inc. , Class A
(a) (b)
.... 797 78,106
Foot Locker, Inc. .................... 627 18,221
GameStop Corp. , Class A
(a) (b)
............ 748 16,957
Gap, Inc. (The) ..................... 1,982 46,537
Home Depot, Inc. (The) ............... 7,244 2,666,950
Lithia Motors, Inc. , Class A ............. 152 42,002
Lowe's Cos., Inc. .................... 3,731 915,998
Murphy USA, Inc. ................... 99 49,987
O'Reilly Automotive, Inc.
(a) (b)
............. 493 555,286
RH
(a)
............................ 133 38,581
Ross Stores, Inc. .................... 3,223 461,630
Signet Jewelers Ltd. .................. 279 23,472
TJX Cos., Inc. (The) .................. 8,063 911,280
Tractor Supply Co. ................... 830 218,556
Ulta Beauty, Inc.
(a)
................... 503 183,540
Urban Outfitters, Inc.
(a)
................ 534 24,591
Valvoline, Inc.
(a)
..................... 565 26,273

Schedule of Investments
(continued)
July 31, 2024
iShares
®
U.S. Consumer Focused ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Specialty Retail (continued)
Wayfair, Inc. , Class A
(a)
................ 527 $ 28,685
Williams-Sonoma, Inc. ................ 972 150,349
7,590,178
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc. ........................ 148 32,868
Textiles, Apparel & Luxury Goods — 3.3%
Capri Holdings Ltd.
(a)
................. 711 23,847
Carter's, Inc. ....................... 309 18,710
Columbia Sportswear Co. .............. 171 13,971
Crocs, Inc.
(a)
....................... 312 41,923
Deckers Outdoor Corp.
(a)
............... 135 124,555
Kontoor Brands, Inc. .................. 388 27,218
Lululemon Athletica, Inc.
(a)
.............. 75 19,400
NIKE, Inc. , Class B .................. 4,104 307,225
Oxford Industries, Inc. ................ 48 5,056
PVH Corp. ........................ 39 3,978
Ralph Lauren Corp. , Class A ............ 155 27,216
Skechers USA, Inc. , Class A
(a)
........... 474 30,872
Steven Madden Ltd. .................. 541 24,529
Tapestry, Inc. ....................... 1,104 44,259
VF Corp. ......................... 1,271 21,556
734,315
Trading Companies & Distributors — 1.2%
Fastenal Co. ....................... 683 48,322
Ferguson plc ....................... 618 137,598
MSC Industrial Direct Co., Inc. , Class A ..... 108 9,607
SiteOne Landscape Supply, Inc.
(a)
......... 145 21,268
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
WW Grainger, Inc. ................... 51 $ 49,817
266,612
Total Long-Term Investments — 99 .7%
(Cost: $ 23,032,790 ) ............................... 21,929,308
Short-Term Securities
Money Market Funds — 3.5%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.45%
(e)
.................. 722,605 722,894
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.29% ................... 59,489 59,489
Total Short-Term Securities — 3 .5%
(Cost: $ 782,334 ) ................................. 782,383
Total Investments — 103 .2%
(Cost: $ 23,815,124 ) ............................... 22,711,691
Liabilities in Excess of Other Assets — (3.2) % ............. (714,105)
Net Assets — 100.0% ...............................
$ 21,997,586
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
Shares
Held at
07/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 158,080 $ 564,834
(a)
$ — $ (38) $ 18 $ 722,894 722,605 $ 990
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 73,037 — (13,548)
(a)
— — 59,489 59,489 5,603 —
$ (38) $ 18 $ 782,383 $ 6,593 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2024
iShares Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
iShares
®
U.S. Consumer Focused ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 21,929,308 $ — $ — $ 21,929,308
Short-Term Securities
Money Market Funds ...................................... 782,383 — — 782,383
$ 22,711,691 $ — $ — $ 22,711,691

Schedule of Investments
July 31, 2024
iShares
®
U.S. Tech Independence Focused ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.4%
Lockheed Martin Corp. ................ 2,241 $ 1,214,443
Automobiles — 0.0%
Rivian Automotive, Inc. , Class A
(a) (b)
........ 1,667 27,355
Biotechnology — 0.0%
GRAIL, Inc.
(b)
...................... 173 2,661
Broadline Retail — 9.4%
(b)
Amazon.com, Inc. ................... 138,414 25,880,650
Coupang, Inc. , Class A ................ 6,812 141,349
26,021,999
Building Products — 0.1%
Fortune Brands Innovations, Inc. ......... 2,468 199,439
Capital Markets — 4.0%
CBOE Global Markets, Inc. ............. 964 176,904
Coinbase Global, Inc. , Class A
(b)
.......... 5,191 1,164,653
FactSet Research Systems, Inc. .......... 3,626 1,497,864
Intercontinental Exchange, Inc. .......... 29,626 4,490,117
LPL Financial Holdings, Inc. ............. 576 127,595
Moody's Corp. ...................... 2,073 946,283
MSCI, Inc. ........................ 563 304,448
Nasdaq, Inc. ....................... 3,186 215,628
Robinhood Markets, Inc. , Class A
(b)
........ 9,318 191,671
S&P Global, Inc. .................... 4,205 2,038,290
11,153,453
Commercial Services & Supplies — 0.3%
Tetra Tech, Inc. ..................... 3,147 671,066
Communications Equipment — 4.9%
Arista Networks, Inc.
(b)
................ 4,376 1,516,503
Cisco Systems, Inc. .................. 130,492 6,322,337
Juniper Networks, Inc. ................ 4,682 176,465
Motorola Solutions, Inc. ............... 14,018 5,592,060
13,607,365
Electrical Equipment — 0.1%
Rockwell Automation, Inc. .............. 747 208,152
Vertiv Holdings Co. , Class A ............ 2,200 173,140
381,292
Electronic Equipment, Instruments & Components — 1.1%
CDW Corp. ........................ 9,175 2,001,159
Corning, Inc. ....................... 2,127 85,101
Insight Enterprises, Inc.
(a) (b)
............. 1,812 406,794
Keysight Technologies, Inc.
(b)
............ 3,309 461,837
Teledyne Technologies, Inc.
(b)
............ 339 143,011
3,097,902
Energy Equipment & Services — 0.1%
Schlumberger NV ................... 6,240 301,330
Entertainment — 0.1%
Electronic Arts, Inc. .................. 2,136 322,408
Financial Services — 2.5%
Block, Inc. , Class A
(b)
................. 8,132 503,208
Corpay, Inc.
(b)
...................... 2,650 773,323
Global Payments, Inc. ................ 27,924 2,838,195
Jack Henry & Associates, Inc. ........... 2,399 411,381
Mastercard, Inc. , Class A ............... 5,245 2,432,159
Toast, Inc. , Class A
(a) (b)
................ 985 25,768
6,984,034
Security
Shares
Shares Value
Ground Transportation — 0.2%
Uber Technologies, Inc.
(b)
.............. 9,347 $ 602,601
Health Care Equipment & Supplies — 0.0%
Align Technology, Inc.
(b)
................ 11 2,551
Health Care Technology — 0.1%
Veeva Systems, Inc. , Class A
(b)
.......... 1,393 267,358
Hotels, Restaurants & Leisure — 0.9%
(b)
Airbnb, Inc. , Class A .................. 14,159 1,976,030
DoorDash, Inc. , Class A ............... 3,512 388,849
2,364,879
Household Products — 0.1%
Colgate-Palmolive Co. ................ 1,255 124,483
Insurance — 0.3%
Aon plc , Class A .................... 843 276,934
Marsh & McLennan Cos., Inc. ........... 2,395 533,055
809,989
Interactive Media & Services — 6.3%
Alphabet, Inc. , Class A ................ 38,569 6,616,126
Alphabet, Inc. , Class C, NVS ............ 32,573 5,640,015
Meta Platforms, Inc. , Class A ............ 8,973 4,260,650
Pinterest, Inc. , Class A
(b)
............... 13,851 442,539
Snap, Inc. , Class A, NVS
(b)
............. 18,511 246,566
ZoomInfo Technologies, Inc.
(b)
........... 5,252 59,663
17,265,559
IT Services — 9.9%
Accenture plc , Class A ................ 43,305 14,317,499
Akamai Technologies, Inc.
(b)
............. 4,601 452,186
DigitalOcean Holdings, Inc.
(a) (b)
........... 3,529 116,916
DXC Technology Co.
(b)
................ 5,916 120,331
Gartner, Inc.
(b)
...................... 3,348 1,677,984
GoDaddy, Inc. , Class A
(b)
............... 233 33,890
International Business Machines Corp. ..... 30,648 5,888,707
Snowflake, Inc. , Class A
(b)
.............. 9,513 1,240,305
VeriSign, Inc.
(b)
..................... 18,103 3,385,442
27,233,260
Life Sciences Tools & Services — 0.2%
(b)
Illumina, Inc. ....................... 1,043 127,872
IQVIA Holdings, Inc. .................. 1,820 448,138
576,010
Machinery — 0.9%
Fortive Corp. ....................... 151 10,849
Parker-Hannifin Corp. ................. 4,103 2,302,440
Xylem, Inc. ........................ 560 74,760
2,388,049
Media — 0.7%
Interpublic Group of Cos., Inc. (The) ....... 10,084 324,402
Omnicom Group, Inc. ................. 4,242 415,886
Trade Desk, Inc. (The) , Class A
(b)
......... 14,320 1,287,082
2,027,370
Professional Services — 2.3%
Automatic Data Processing, Inc. .......... 633 166,239
Booz Allen Hamilton Holding Corp. ........ 3,795 543,861
CACI International, Inc. , Class A
(b)
........ 897 413,948
Genpact Ltd. ....................... 20,370 706,228
Maximus, Inc. ...................... 1,715 159,306
Science Applications International Corp. .... 1,208 150,275
SS&C Technologies Holdings, Inc. ........ 27,753 2,024,581
TransUnion ........................ 5,035 454,459

2024
iShares Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
iShares
®
U.S. Tech Independence Focused ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services (continued)
Verisk Analytics, Inc. .................. 6,408 $ 1,677,294
6,296,191
Real Estate Management & Development — 0.4%
CoStar Group, Inc.
(b)
.................. 14,312 1,116,622
Semiconductors & Semiconductor Equipment — 20.1%
Advanced Micro Devices, Inc.
(b)
.......... 14,524 2,098,428
Broadcom, Inc. ..................... 159,640 25,650,955
Enphase Energy, Inc.
(b)
................ 924 106,362
KLA Corp. ......................... 749 616,479
Lam Research Corp. ................. 633 583,145
Micron Technology, Inc. ................ 11,444 1,256,780
Monolithic Power Systems, Inc. .......... 2,623 2,263,885
NVIDIA Corp. ...................... 144,243 16,879,316
Qorvo, Inc.
(b)
....................... 2,744 328,731
QUALCOMM, Inc. ................... 23,728 4,293,582
Silicon Laboratories, Inc.
(b)
.............. 1,645 197,614
Teradyne, Inc. ...................... 2,769 363,182
Texas Instruments, Inc. ................ 4,210 858,040
55,496,499
Software — 29.5%
Adobe, Inc.
(b)
....................... 6,495 3,582,967
ANSYS, Inc.
(b)
...................... 3,362 1,054,424
Appian Corp. , Class A
(b)
............... 3,059 112,999
Atlassian Corp. , Class A
(b)
.............. 9,715 1,715,378
Autodesk, Inc.
(b)
..................... 6,682 1,653,929
Bentley Systems, Inc. , Class B ........... 9,949 484,914
BILL Holdings, Inc.
(b)
.................. 1,454 72,642
Cadence Design Systems, Inc.
(b)
......... 17,579 4,705,195
Confluent, Inc. , Class A
(b)
.............. 8,925 223,303
Crowdstrike Holdings, Inc. , Class A
(b)
....... 4,352 1,009,490
Datadog, Inc. , Class A
(b)
............... 3,593 418,369
Fortinet, Inc.
(b)
...................... 7,036 408,369
HubSpot, Inc.
(b)
..................... 592 294,242
Intuit, Inc. ......................... 271 175,432
Manhattan Associates, Inc.
(b)
............ 13,194 3,369,484
Microsoft Corp. ..................... 60,192 25,181,323
MicroStrategy, Inc. , Class A
(a) (b)
........... 245 395,538
Oracle Corp. ....................... 72,148 10,061,039
Palantir Technologies, Inc. , Class A
(b)
...... 28,239 759,347
Qualys, Inc.
(a) (b)
..................... 3,350 499,619
Salesforce, Inc. ..................... 56,753 14,687,676
ServiceNow, Inc.
(b)
................... 5,848 4,762,553
Smartsheet, Inc. , Class A
(b)
............. 667 31,989
Synopsys, Inc.
(b)
.................... 1,041 581,211
Tyler Technologies, Inc.
(b)
.............. 2,938 1,669,107
Workday, Inc. , Class A
(b)
............... 10,343 2,349,102
Zoom Video Communications, Inc. , Class A
(a) (b)
20,915 1,263,266
81,522,907
Specialized REITs — 0.8%
Equinix, Inc. ....................... 2,393 1,891,044
Iron Mountain, Inc. ................... 4,146 425,214
2,316,258
Specialty Retail — 0.1%
Best Buy Co., Inc. ................... 2,005 173,473
Technology Hardware, Storage & Peripherals — 3.7%
Apple, Inc. ........................ 30,600 6,795,648
Dell Technologies, Inc. , Class C .......... 1,293 146,988
NetApp, Inc. ....................... 24,073 3,056,790
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
Super Micro Computer, Inc.
(b)
............ 474 $ 332,582
10,332,008
Total Long-Term Investments — 99 .5%
(Cost: $ 216,545,024 ) .............................. 274,900,814
Short-Term Securities
Money Market Funds — 1.3%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.45%
(e)
.................. 2,238,454 2,239,349
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.29% ................... 1,312,980 1,312,980
Total Short-Term Securities — 1 .3%
(Cost: $ 3,552,160 ) ............................... 3,552,329
Total Investments — 100 .8%
(Cost: $ 220,097,184 ) .............................. 278,453,143
Liabilities in Excess of Other Assets — (0.8) % ............. (2,206,968)
Net Assets — 100.0% ...............................
$ 276,246,175
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
July 31, 2024
iShares
®
U.S. Tech Independence Focused ETF
Schedule of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
Shares
Held at
07/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 955,490 $ 1,283,526
(a)
$ — $ 244 $ 89 $ 2,239,349 2,238,454 $ 34,200
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 870,651 442,329
(a)
— — — 1,312,980 1,312,980 64,714 —
$ 244 $ 89 $ 3,552,329 $ 98,914 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 274,900,814 $ — $ — $ 274,900,814
Short-Term Securities
Money Market Funds ...................................... 3,552,329 — — 3,552,329
$ 278,453,143 $ — $ — $ 278,453,143

Statements of Assets and Liabilities

July 31, 2024
2024
iShares Annual Financial Statements

See notes to financial statements.
iShares U.S.
Consumer
Focused ETF
iShares
U.S. Tech
Independence
Focused ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
........................................................................ $ 21,929,308 $ 274,900,814
Investments, at value — affiliated
(c)
........................................................................... 782,383 3,552,329
Receivables: – –
Securities lending income — affiliated ....................................................................... 118 203
Dividends — unaffiliated ................................................................................ 10,690 67,952
Dividends — affiliated .................................................................................. 351 5,440
Total a ssets ..........................................................................................
22,722,850 278,526,738
LIABILITIES
Collateral on securities loaned .............................................................................. 721,936 2,238,098
Payables: – –
Investment advisory fees ................................................................................ 3,328 42,465
Total li abilities .........................................................................................
725,264 2,280,563
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 21,997,586 $ 276,246,175
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 24,591,726 $ 221,192,868
Accumulated earnings (loss) ............................................................................... (2,594,140) 55,053,307
NET ASSETS .........................................................................................
$ 21,997,586 $ 276,246,175
NET ASSET VALUE
Shares outstanding .....................................................................................
450,000 3,700,000
Net asset value ........................................................................................
$ 48.88 $ 74.66
Shares authorized ......................................................................................
Unlimited Unlimited
Par value ............................................................................................
None None
(a)
  Investments, at cost — unaffiliated ................................................................... $ 23,032,790 $ 216,545,024
(b)
  Securities loaned, at value ........................................................................ $ 703,432 $ 2,183,566
(c)
  Investments, at cost — affiliated ..................................................................... $ 782,334 $ 3,552,160

Statements of Operations
Year Ended July 31, 2024

Statements of Operations
See notes to financial statements.
iShares U.S.
Consumer
Focused ETF
iShares
U.S. Tech
Independence
Focused ETF
INVESTMENT INCOME – –
Dividends — unaffiliated ................................................................................ $ 243,511 $ 1,734,392
Dividends — affiliated .................................................................................. 5,603 64,714
Interest — unaffiliated .................................................................................. — 123
Securities lending income — affiliated — net .................................................................. 990 34,200
Foreign taxes withheld ................................................................................. — (733)
Total investment income ..................................................................................
250,104 1,832,696
EXPENSES
Investment advisory ................................................................................... 36,584 364,005
Total expenses ........................................................................................
36,584 364,005
Net investment income ...................................................................................
213,520 1,468,691
REALIZED AND UNREALIZED GAIN (LOSS) $ 453,284 $ 54,212,667
Net realized gain (loss) from:
Investments — unaffiliated ............................................................................ (176,991) 7,837,076
Investments — affiliated .............................................................................. (38) 244
In-kind redemptions — unaffiliated
(a)
...................................................................... 2,836,012 25,001,439
2,658,983 32,838,759
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................................ (2,205,716) 21,373,817
Investments — affiliated .............................................................................. 18 89
(2,205,698) 21,373,906
Net realized and unrealized gain ............................................................................
453,285 54,212,665
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................................
$ 666,805 $ 55,681,356
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets

2024
iShares Annual Financial Statements

See notes to financial statements.
iShares U.S. Consumer Focused ETF iShares U.S. Tech Independence Focused ETF
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/24
Year Ended
07/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 213,520 $ 159,272 $ 1,468,691 $ 1,185,787
Net realized gain (loss) ............................................ 2,658,983 (839,297) 32,838,759 (2,113,700)
Net change in unrealized appreciation (depreciation) ........................ (2,205,698) 1,933,804 21,373,906 31,888,230
Net increase in net assets resulting from operations ...........................
666,805 1,253,779 55,681,356 30,960,317
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(205,083) (438,384) (1,394,072) (1,198,551)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .........
6,936,199 (1,892,660) 65,502,583 10,705,075
NET ASSETS
Total increase (decrease) in net assets ................................... 7,397,921 (1,077,265) 119,789,867 40,466,841
Beginning of year ..................................................
14,599,665 15,676,930 156,456,308 115,989,467
End of year ......................................................
$ 21,997,586 $ 14,599,665 $ 276,246,175 $ 156,456,308
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
iShares U.S. Consumer Focused ETF
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Net asset value, beginning of year .................................
$ 41.71  $ 39.19  $ 45.26  $ 34.23  $ 29.47
Net investment income
(a)
........................................
0 .48  0 .44  0 .38  0 .35  0 .35
Net realized and unrealized gain (loss)
(b)
..............................
7.21  3.30  (6.07) 11.01  4.90
Net increase (decrease) from investment operations ....................... 7.69  3.74  (5.69) 11.36  5.25
Distributions
(c)
– – – – –
From net investment income .....................................
( 0 .52 ) ( 0 .44 ) ( 0 .38 ) ( 0 .33 ) ( 0 .33 )
From net realized gain ..........................................
—  ( 0 .78 ) —  —  ( 0 .16 )
Total distributions .............................................. (0.52) (1.22) (0.38) (0.33) (0.49)
Net asset value, end of year ...................................... $ 48.88  $ 41.71  $ 39.19  $ 45.26  $ 34.23
Total Return
(d)
— — — — —
Based on net asset value ......................................... 18.57% 9.94% (12.65)% 33.32% 18.11%
Ratios to Average Net Assets
(e)
Total expen ses ................................................
0.18% 0.18% 0.18% 0.18% 0.18%
Net investment income ...........................................
1.05% 1.14% 0.88% 0.86% 1.16%
Supplemental Data
Net assets, end of year (000) ....................................... $ 21,998  $ 14,600  $ 15,677  $ 22,632  $ 11,981
Portfolio turnover rate
(f)
........................................... 15% 18% 7% 4% 10%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
iShares Annual Financial Statements

iShares U.S. Tech Independence Focused ETF
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Net asset value, beginning of year .................................
$ 56.89  $ 47.34  $ 56.82  $ 40.70  $ 29.95
Net investment income
(a)
........................................
0 .47  0 .45  0 .23  0 .21  0 .24
Net realized and unrealized gain (loss)
(b)
..............................
17.76  9.55  (9.25) 16.12  10.80
Net increase (decrease) from investment operations ....................... 18.23  10.00  (9.02) 16.33  11.04
Distributions
(c)
– – – – –
From net investment income .....................................
( 0 .46 ) ( 0 .38 ) ( 0 .25 ) ( 0 .21 ) ( 0 .24 )
From net realized gain ..........................................
—  ( 0 .07 ) ( 0 .21 ) —  ( 0 .05 )
Total distributions .............................................. (0.46) (0.45) (0.46) (0.21) (0.29)
Net asset value, end of year ...................................... $ 74.66  $ 56.89  $ 47.34  $ 56.82  $ 40.70
Total Return
(d)
— — — — —
Based on net asset value ......................................... 32.22% 21.41% (16.02)% 40.24% 37.15%
Ratios to Average Net Assets
(e)
Total expen ses ................................................
0.18% 0.18% 0.18% 0.18% 0.18%
Net investment income ...........................................
0.73% 0.98% 0.43% 0.44% 0.72%
Supplemental Data
Net assets, end of year (000) ....................................... $ 276,246  $ 156,456  $ 115,989  $ 130,696  $ 79,355
Portfolio turnover rate
(f)
........................................... 31% 44% 7% 6% 5%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements

Notes to Financial Statements
1. ORGANIZATION
iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of  July 31, 2024 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
iShares ETF
Diversification
Classification
U.S. Consumer Focused ................................................................................................ Non-diversified
U.S. Tech Independence Focused ......................................................................................... Non-diversified

Notes to Financial Statements
(continued)
2024
iShares Annual Financial Statements

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange ("NYSE"). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
(continued)

Notes to Financial Statements
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except ( i ) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash
Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement,
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
U.S. Consumer Focused
HSBC Bank plc ....................................... $ 24,984 $ (24,005) $ – $ 979
(b)
J.P. Morgan Securities LLC ............................... 39,462 (39,462) – –
Morgan Stanley ....................................... 79,987 (79,987) – –
Toronto-Dominion Bank (The) .............................. 558,999 (558,999) – –
$ 703,432 $ (702,453) $ – $ 979
U.S. Tech Independence Focused
BofA Securities, Inc. .................................... $ 26,699 $ (26,699) $ – $ –
Citigroup Global Markets, Inc. .............................. 17,736 (17,736) – –
Morgan Stanley ....................................... 2,116,905 (2,116,905) – –
State Street Bank & Trust Co. .............................. 22,226 (22,226) – –
$ 2,183,566 $ (2,183,566) $ – $ –
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of July 31, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.
iShares ETF Investment Advisory Fees
U.S. Consumer Focused ............................................................................................. 0.18%
U.S. Tech Independence Focused ...................................................................................... 0.18

Notes to Financial Statements
(continued)
2024
iShares Annual Financial Statements

will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended July
31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or  trustees of the  Trust are officers and/or  trustees of BlackRock or its affiliates.
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended July 31, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. Purchases and Sales
For the year ended July 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended July 31, 2024, in-kind transactions were as follows:
7. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of July 31, 2024, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF Amounts
U.S. Consumer Focused .................................................................................................... $ 343
U.S. Tech Independence Focused ............................................................................................. 8,568
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
U.S. Consumer Focused ................................................................. $ 78,459 $ 1,428,876 $ 107,082
U.S. Tech Independence Focused .......................................................... 6,862,100 15,372,882 595,969
iShares ETF Purchases Sales
U.S. Consumer Focused ................................................................................. $ 3,308,478 $ 3,265,215
U.S. Tech Independence Focused .......................................................................... 61,214,674 62,521,003
iShares ETF
In-kind
Purchases
In-kind
Sales
U.S. Consumer Focused ................................................................................. $ 44,664,867 $ 37,753,278
U.S. Tech Independence Focused .......................................................................... 107,494,765 41,058,780
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
U.S. Consumer Focused ...................................................................... $ 2,835,142 $ (2,835,142)
U.S. Tech Independence Focused ............................................................... 25,001,439 (25,001,439)

Notes to Financial Statements
(continued)

Notes to Financial Statements
The tax character of distributions paid was as follows:
As of July 31, 2024, the tax components of accumulated net earnings (losses) were as follows:
As of July 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic
iShares ETF
Year Ended
07/31/24
Year Ended
07/31/23
U.S. Consumer Focused
Ordinary income ........................................................................................... $ 205,083 $ 183,134
Long-term capital gains ...................................................................................... — 255,250
$ 205,083 $ 438,384
U.S. Tech Independence Focused
Ordinary income ........................................................................................... $ 1,394,072 $ 1,110,931
Long-term capital gains ...................................................................................... — 87,620
$ 1,394,072 $ 1,198,551
iShares ETF
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
U.S. Consumer Focused .................................................. $ 17,627 $ (1,508,334) $ (1,103,433) $ (2,594,140)
U.S. Tech Independence Focused ........................................... 311,702 (3,612,299) 58,353,904 55,053,307
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) were attributable primarily to the tax deferral of losses on wash sales.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
U.S. Consumer Focused ............................................ $ 23,815,124 $ 805,047 $ (1,908,480) $ (1,103,433)
U.S. Tech Independence Focused ...................................... 220,099,239 60,732,239 (2,378,335) 58,353,904

Notes to Financial Statements
(continued)
2024
iShares Annual Financial Statements

growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for Funds using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund
Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the
Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
07/31/24
Year Ended
07/31/23
iShares ETF Shares Amount Shares Amount
U.S. Consumer Focused
Shares sold 900,000 $ 44,920,044 100,000 $ 3,714,150
Shares redeemed (800,000) (37,983,845) (150,000) (5,606,810)
100,000 $ 6,936,199 (50,000) $ (1,892,660)
U.S. Tech Independence Focused
Shares sold 1,550,000 $ 108,273,539 1,150,000 $ 47,941,540
Shares redeemed (600,000) (42,770,956) (850,000) (37,236,465)
950,000 $ 65,502,583 300,000 $ 10,705,075

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares U.S. ETF Trust and Shareholders of each of the two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting iShares U.S. ETF Trust, hereafter collectively referred to as the “Funds”) as of July 31, 2024, the related statements of operations for the year ended July 31,
2024, the statements of changes in net assets for each of the two years in the period ended July 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2024 and each of the financial highlights for each of the five years in the period ended July
31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of July 31, 2024 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares U.S. Consumer Focused ETF
iShares U.S. Tech Independence Focused ETF

Important Tax Information
(unaudited)
2023
iShares Annual Report to Shareholders

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2024:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended July 31, 2024:
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended July 31, 2024 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
U.S. Consumer Focused .............................................................................................. $ 223,474
U.S. Tech Independence Focused ....................................................................................... 1,687,064
iShares ETF
Qualified Business
Income
U.S. Consumer Focused .............................................................................................. $ 3,346
U.S. Tech Independence Focused ....................................................................................... 31,722
iShares ETF
Dividends-Received
Deduction
U.S. Consumer Focused .............................................................................................. 100.00%
U.S. Tech Independence Focused ....................................................................................... 100.00

Additional Information

Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Regulation under the Alternative Investment Fund Managers Directive
Not applicable.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee] for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Board Review and Approval of Investment Advisory Contract
2024
iShares Annual Financial Statements

iShares U.S. Consumer Focused ETF, iShares U.S. Tech Independence Focused ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
The Board noted that the Fund is an actively managed ETF that does not seek to track the performance of a specified index and that the management team for the
Fund manages the Fund’s portfolio in accordance with its investment objective. The Board further noted that, during the year, the Board received periodic reports on the
Fund’s short- and longer-term performance in comparison with its reference benchmark. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with expectations relative to the Fund’s peer group
(where applicable) and reference benchmark or stated investment objective.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA

Board Review and Approval of Investment Advisory Contract
(continued)

Board Review and Approval of Investment Advisory Contract
and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with a similar investment strategy or investment mandate as the Fund. The Board also acknowledged management’s assertion that, for certain
iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock
Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in this Report
2024
iShares Semi-Annual Report to Shareholders

Portfolio Abbreviation
MSCI Morgan Stanley Capital International
NVS Non-Voting Shares
REIT Real Estate Investment Trust

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares U.S. ETF Trust

By:     /s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
          iShares U.S. ETF Trust

Date: September 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
          iShares U.S. ETF Trust

Date: September 23, 2024

By:                   /s/ Trent Walker
          Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares U.S. ETF Trust

Date: September 23, 2024